Income Tax - Schedule of Reconciliation Between Income Tax Provision (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Schedule of Reconciliation Between Income Tax Provision [Abstract]
Income before income tax	¥ 129,609,137	$ 18,092,739	¥ (14,946,387)	¥ (10,440,451)
Expected taxation at PRC statutory tax rate	(32,402,284)		3,736,597	2,610,113
Non-deductible expenses	20,463		267	12,578
Non-deductible costs due to invoices not obtained	863,590
Effect of income tax rate differences in jurisdictions other than the PRC	30,070,407
Change in valuation allowance	2,669,961
Income tax expenses	¥ 1,222,137	$ 170,604	¥ 3,736,864	¥ 2,622,691